Fair Value - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments, Fair Value Option
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	$ 466	$ 445	$ 482	$ 524
Additions, net of contributions from shareholders of the Company	0	0	0	0
Fair value losses recognized in the Condensed Consolidated Income Statements	0	(2)	(16)	(81)
Distributions to shareholders of the Company	0	0	0	0
Fair value at the end of the period	466	443	466	443
Convertible loans receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	32	30	31	29
Additions, net of contributions from shareholders of the Company	0	0	0	0
Fair value losses recognized in the Condensed Consolidated Income Statements	0	0	1	1
Converted into equity	0	0	0	0
Fair value at the end of the period	$ 32	$ 30	$ 32	$ 30